Other Liabilities	12 Months Ended
Dec. 31, 2025
TextBlock 1 [Abstract]
Other Liabilities
22.	Other Liabilities
Other liabilities as of December 31, 2024 and 2025 are as follows:

(in millions of Won)	2024		2025
Current
Due to customers for contract work	￦	452,839	727,902
Advances received		253,171	500,831
Unearned revenue		87,969	102,275
Withholdings		307,753	209,450
Firm commitment liability		10,384	2,910
Others (*1)		22,723	30,827

	￦	1,134,843	1,574,195

Non-current
Advances received	￦	90,084	145,815
Unearned revenue		4,317	3,704
Others (*1)		90,651	98,294

	￦	185,052	247,813

(*1)
As of December 31, 2024 and 2025, the Company recognized the assumed liability amounting to
￦
41,770 million and
￦
43,850 million, respectively, related to unfavorable terms of a customer contract relative to market-terms upon the acquisition of Senex Energy Limited by Senex Holdings PTY LTD, a subsidiary.